PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Schedule of property and equipment
	2019	2018
Vehicles	$158,327	$417,666
Furniture and equipment	448,074	474,546
Technology development and software	8,863,247	5,777,504
Leasehold improvements	246,135	136,386
Total property and equipment	9,715,783	6,806,102
Less: accumulated depreciation and amortization	3,288,109	1,628,225
Total	$6,427,674	$5,177,877